STRUCTURED ENTITIES (Details) - Cancara [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
STRUCTURED ENTITIES (Details) [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	£ 3,735	£ 5,122
Loans and advances to customers	3,670	5,012
Asset-backed debt instruments held	£ 65	£ 110